Cover	Dec. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Entity File Number	0-24047
Entity Registrant Name	GLEN BURNIE BANCORP
Entity Central Index Key	0000890066
Entity Tax Identification Number	52-1782444
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	101 Crain Highway
Entity Address, Address Line Two	S.E.
Entity Address, City or Town	Glen Burnie
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21061
City Area Code	410
Local Phone Number	766-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GLBZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false